Cover	Jul. 02, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 3, 2019, Morningstar, Inc. ("Morningstar") filed a Current Report on Form 8-K (the "Original Form 8-K") to announce that it had completed the acquisition of Ratings Acquisition Corp, an exempted company incorporated under the Laws of the Cayman Islands ("DBRS") for a purchase price of US$669 million (subject to adjustment) pursuant to the terms of the Agreement and Plan of Merger, dated as of May 28, 2019, by and among DBRS, Alpine Merger Co., a wholly-owned subsidiary of Morningstar, and Shareholder Representative Services LLC, as representative of the shareholders of DBRS. Morningstar is filing this Form 8-K/A as an amendment to the Original Form 8-K to provide audited and unaudited financial statements of DBRS and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, respectively.
Document Period End Date	Jul. 02, 2019
Entity File Number	000-51280
Entity Registrant Name	MORNINGSTAR, INC.
Entity Central Index Key	0001289419
Entity Tax Identification Number	36-3297908
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	22 West Washington Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	696-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	MORN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false